Employees' Stock Incentive Plans and Management Incentive Plans (Weighted Average Assumptions and Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	7 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended
	Dec. 29, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Jun. 07, 2013	Jun. 07, 2013 Employee Stock Option [Member]	Jun. 07, 2013 Exercises Settled In Cash [Member]
Weighted average assumptions used to estimate the fair value of stock options
Dividend yield		0.00%	3.70%	3.70%	3.90%
Expected volatility		24.30%	19.40%	20.90%	20.50%
Expected term (years)		5 years	7 years	5 years	5 years 6 months
Risk-free interest rate		1.40%	1.00%	1.00%	1.70%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, Number of Options			8,608,000	9,768,000	12,921,000	0
Options granted, Number of Options	14,300,000	1,540,000		1,649,000	1,733,000
Options exercised, Number of Options		(3,504,000)		(2,798,000)	(4,813,000)		(25,000)	(6,509,000)
Options cancelled/forfeited and returned to the plan, Number of Options		(110,000)		(11,000)	(73,000)
Ending Balance, Number of Options	14,300,000	14,300,000	6,534,000	8,608,000	9,768,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning of Period, Weighted Average Exercise Price			$ 45.69	$ 42.38	$ 39.36	$ 0.00
Options granted, Weighted Average Exercise Price	$ 10.00	$ 55.72		$ 52.19	$ 46.42
Options exercised, Weighted Average Exercise Price		$ 42.35		$ 37.99	$ 35.73		$ 34.60	$ 49.82
Options cancelled/forfeited and returned to the plan, Weighted Average Exercise Price		$ 50.67		$ 38.38	$ 42.81
End of Period, Weighted Average Exercise Price	$ 10.00	$ 10.00	$ 49.76	$ 45.69	$ 42.38	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Beginning of Period, Aggregate Intrinsic Value			$ 393,290	$ 413,944	$ 508,611	$ 0
Options granted, Aggregate Intrinsic Value	143,000	85,828		86,068	80,460
Options exercised, Aggregate Intrinsic Value		(148,376)		(106,287)	(171,980)		(850)	(324,276)
Options cancelled/forfeited and returned to the plan, Aggregate Intrinsic Value		(5,616)		(435)	(3,147)
End of Period, Aggregate Intrinsic Value	143,000	143,000	325,126	393,290	413,944	0
Options vested and exercisable, Number of Options	0	0	2,573,000	4,418,000	5,744,000	0
Options vested and exercisable, Weighted Average Exercise Price	$ 0.00	$ 0.00	$ 48.01	$ 43.90	$ 40.65	$ 0.00
Options vested and exercisable, Aggregate Intrinsic Value	$ 0	$ 0	$ 123,502	$ 193,942	$ 233,507	$ 0